Share capital (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Authorized Share Capital

Authorised share capital	Number of shares
Equity shares of INR 10 each
As at April 1, 2021 (pertains to RPPL)	500,000,000
As at March 31, 2022*	—
As at March 31, 2023*	—

Summary of Authorized Compulsory convertible preference shares

Compulsory convertible preference shares of INR 425 each	Number of shares
As at April 1, 2021 (pertains to RPPL)	60,000,000
As at March 31, 2022*	—
As at March 31, 2023*	—

* There is no requirement under the UK Companies Act for the Company to have an authorised share capital.

Summary of Issued Share Capital

Issued share capital

	Number of shares	Issued capital	Share premium
		(INR)	(INR)
As at April 1, 2021 (i)	379,924,556	3,799	67,165
Shares issued during the period (including compulsorily convertible preference shares converted to equity) (ii)	45,637,118	456	27,486
Total (i)	425,561,674	4,255	94,651
Adjustments / impact pursuant to the Transaction:
- Capital transaction involving issue of shares (net of costs of INR 3,660 related to issuance of equity shares) (refer Note 56(a)) (iii)	105,011,966	1,050	72,605
- Recognition of non-controlling interests	(49,732,523)	(497)	(13,226)
- Adjustment to arrive number of equity instruments of the Company	(92,336,396)	—	—
As at August 23, 2021 (iv)	388,504,721	4,808	154,030
Shares issued during the period (v)	12,328,219	0	9,149
Effect of approved capital reduction*	—	—	(9,128)
Shares pending cancellation*	(1,655,300)	(0)	—
As at March 31, 2022	399,177,640	4,808	154,051
Shares issued during the year	215,000	0	85
Shares bought back, held as treasury stock*	(26,354,973)	—	—
As at March 31, 2023 (INR)	373,037,667	4,808	154,136
As at March 31, 2023 (USD)	373,037,667	58	1,875

(i) Number of shares presented represents RPPL Shares. Equivalent number of equity instruments of the Company will be number of RPPL shares presented multiplied by exchange ratio established in the Transaction referred in Note 1 (i.e., 1 RPPL share to 0.8289 Company Share).

(ii) During the year ended March 31, 2022, Series A compulsory convertible preference shares issued to certain existing shareholders were converted into equity shares on August 23, 2021 as per its original terms. Consequently, amortised cost of compulsory convertible preference shares of INR 27,665 which was classified as financial liability on the date of conversion was derecognised with recognition of issued capital amounting to INR 445 and share premium of INR 27,220.

(iii) Number of shares presented represents shares issued by the Company for the Transaction. Deemed number of shares issued by RPPL is 127,381,626. Amount recognised in issued capital and share premium represents fair value consideration effectively transferred by RPPL.

(iv) Number of shares presented represents Company's shares outstanding on consummation of the Transaction.

(v) During the year ended March 31, 2022, the Company has issued class C shares on purchase of shares held by non-controlling interests in RPPL. (refer Note 56(a))

(vi) Before consummation of the Transaction, the Company had 1 equity share at par value of USD 0.01.